Note 3 - Initial Public Offering (Details Textual)	Aug. 01, 2017 $ / shares shares
IPO [Member]
Stock Issued During Period, Shares, New Issues | shares	23,000,000
Sale of Stock, Price Per Share | $ / shares	$ 11.50
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues | shares	3,000,000
Sale of Stock, Price Per Share | $ / shares	$ 10